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 The Universal Institutional Funds, Inc. Prospectus Supplement


The Universal Institutional Funds, Inc.


 Supplement dated September 17, 2002 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2002:

 Active International Allocation Portfolio

 Asian Equity Portfolio

 Balanced Portfolio

 Capital Preservation Portfolio

 Core Equity Portfolio

 Core Plus Fixed Income Portfolio

 Emerging Markets Debt Portfolio

 Emerging Markets Equity Portfolio

 Equity Growth Portfolio

 Global Value Equity Portfolio

 High Yield Portfolio

 International Fixed Income Portfolio

 International Magnum Portfolio

 Investment Grade Fixed Income Portfolio

 Latin American Portfolio

 Mid Cap Growth Portfolio

 Mid Cap Value Portfolio

 Money Market Portfolio

 Multi-Asset-Class Portfolio

 Targeted Duration Portfolio

 Technology Portfolio

 U.S. Real Estate Portfolio

 Value Portfolio

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The Universal Institutional Funds, Inc. Prospectuses dated May 1, 2002 are hereby designated the Class I Prospectuses.









Please retain this supplement for future reference.